UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Treasury Money Market Fund

Fidelity® Tax-Exempt Money Market Fund

Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Treasury Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Fidelity® Tax-Exempt Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity® Tax-Exempt Money Market Fund, Fidelity® Treasury Money Market Fund and Premium Class and 1-877-208-0098 for Capital Reserves Class, Daily Money Class and Advisor Class C to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Treasury Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/20
1 - 7	33.8
8 - 30	11.6
31 - 60	16.5
61 - 90	14.6
91 - 180	22.0
> 180	1.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2020
U.S. Treasury Debt	82.1%
Repurchase Agreements	17.5%
Net Other Assets (Liabilities)	0.4%

Current 7-Day Yields

10/30/20
Capital Reserves Class	0.01%
Daily Money Class	0.01%
Advisor C Class	0.01%
Fidelity® Treasury Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2020, the most recent period shown in the table, would have been (.81)% for Capital Reserves Class, (0.56)% for Daily Money Class, (1.30)% for Advisor C Class and (0.28)% for Fidelity Treasury Money Market Fund.

Fidelity® Treasury Money Market Fund

Schedule of Investments October 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Debt - 82.1%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 82.1%
U.S. Treasury Bills
11/3/20 to 4/29/21	0.09 to 0.19%	$17,735,150	$17,731,081
U.S. Treasury Notes
11/15/20 to 7/31/22	0.07 to 0.42 (b)	5,852,300	5,860,777
TOTAL U.S. TREASURY DEBT
(Cost $23,591,858)			23,591,858

U.S. Treasury Repurchase Agreement - 17.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.08% dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations) #	$81,397	$81,396
0.08% dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations) #	50,012	50,012
With:
Barclays Bank PLC at:
0.09%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $117,398,553, 2.75% - 2.88%, 11/30/25 - 8/15/42)	115,001	115,000
0.1%, dated:
10/5/20 due 11/5/20 (Collateralized by U.S. Treasury Obligations valued at $95,887,486, 3.13%, 11/15/28)	94,008	94,000
10/28/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $89,761,324, 2.75% - 3.13%, 2/15/28 - 11/15/28)	88,008	88,000
BNP Paribas, SA at:
0.1%, dated:
9/1/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $88,802,548, 0.00% - 7.63%, 11/27/20 - 2/15/48)	87,015	87,000
10/2/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $233,632,808, 0.13% - 7.50%, 1/31/21 - 8/15/50)	229,020	229,000
10/8/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $33,662,413, 0.00% - 6.25%, 11/27/20 - 2/15/44)	33,003	33,000
10/15/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $44,895,894, 0.00% - 7.63%, 11/27/20 - 8/15/50)	44,004	44,000
10/21/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $77,522,623, 0.13% - 6.25%, 4/30/22 - 5/15/49)	76,007	76,000
10/27/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $33,660,601, 0.00% - 6.13%, 11/27/20 - 8/15/48)	33,003	33,000
10/28/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $89,849,016, 0.00% - 6.75%, 11/19/20 - 8/15/50)	88,008	88,000
10/29/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $228,648,213, 0.00% - 8.00%, 11/27/20 - 8/15/50)	224,021	224,000
10/30/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $44,880,481, 0.21% - 7.63%, 5/15/21 - 11/15/42)	44,004	44,000
11/2/20 due 11/6/20(c)	241,021	241,000
0.11%, dated:
10/5/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $71,406,179, 0.00% - 7.50%, 11/27/20 - 8/15/50)	70,013	70,000
10/8/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $33,751,336, 0.00% - 7.50%, 11/17/20 - 2/15/49)	33,006	33,000
10/9/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $78,719,147, 0.00% - 7.50%, 11/27/20 - 11/15/46)	77,014	77,000
10/14/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $180,566,303, 0.00% - 4.38%, 4/22/21 - 2/15/50)	177,033	177,000
10/30/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $44,880,419, 0.25% - 2.13%, 1/31/22 - 8/15/40)	44,008	44,000
11/2/20 due 11/6/20(c)	80,014	80,000
BofA Securities, Inc. at 0.13%, dated 10/7/20 due 12/8/20 (Collateralized by U.S. Treasury Obligations valued at $22,442,127, 1.63%, 11/30/26)	22,005	22,000
Commerz Markets LLC at 0.1%, dated:
10/27/20 due 11/3/20 (Collateralized by U.S. Treasury Obligations valued at $125,462,116, 0.13% - 2.88%, 2/15/22 - 2/15/28)	123,002	123,000
10/28/20 due 11/4/20 (Collateralized by U.S. Treasury Obligations valued at $93,841,324, 0.25% - 2.75%, 2/15/22 - 2/15/28)	92,002	92,000
10/29/20 due 11/5/20 (Collateralized by U.S. Treasury Obligations valued at $93,841,098, 1.50% - 3.13%, 2/15/22 - 11/15/28)	92,002	92,000
Credit AG at 0.1%, dated:
10/19/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $59,742,367, 3.38%, 5/15/44)	58,005	58,000
10/21/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $79,312,719, 3.38%, 11/15/48)	77,007	77,000
10/23/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $67,981,923, 3.38%, 11/15/48)	66,007	66,000
Credit Agricole CIB at:
0.09%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $188,645,833, 0.13% - 2.63%, 8/15/21 - 11/15/26)	185,001	185,000
0.1%, dated:
10/28/20 due 11/3/20 (Collateralized by U.S. Treasury Obligations valued at $44,870,169, 1.88% - 2.00%, 10/31/22 - 11/30/22)	44,001	44,000
10/29/20 due 11/4/20 (Collateralized by U.S. Treasury Obligations valued at $67,298,134, 1.63% - 2.50%, 3/31/24 - 2/15/26)	66,001	66,000
10/30/20 due:
11/5/20 (Collateralized by U.S. Treasury Obligations valued at $44,867,382, 2.38% - 2.50%, 5/15/24 - 8/15/24)	44,001	44,000
11/6/20 (Collateralized by U.S. Treasury Obligations valued at $22,734,872, 2.13% - 2.75%, 3/31/24 - 8/15/47)	22,000	22,000
DNB Bank ASA at 0.09%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $77,520,585, 1.50% - 2.13%, 11/15/21 - 8/15/26)	76,001	76,000
ING Financial Markets LLC at:
0.09%, dated:
10/28/20 due 11/4/20 (Collateralized by U.S. Treasury Obligations valued at $4,080,084, 0.00% - 2.63%, 11/12/20 - 1/31/26)	4,000	4,000
10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $236,651,225, 2.75% - 3.13%, 2/15/24 - 11/15/28)	232,002	232,000
0.1%, dated 10/27/20 due 11/3/20 (Collateralized by U.S. Treasury Obligations valued at $4,080,106, 0.00% - 2.88%, 11/12/20 - 8/15/28)	4,000	4,000
J.P. Morgan Securities, LLC at:
0.09%, dated 10/30/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $182,581,472, 1.75% - 1.88%, 9/30/22 - 5/15/23)	179,003	179,000
0.1%, dated 10/23/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $87,722,492, 1.38%, 1/31/22)	86,007	86,000
Lloyds Bank PLC at:
0.14%, dated 10/26/20 due 1/26/21 (Collateralized by U.S. Treasury Obligations valued at $22,438,784, 1.63%, 11/15/22)	22,008	22,000
0.15%, dated:
10/13/20 due 1/13/21 (Collateralized by U.S. Treasury Obligations valued at $22,435,439, 2.13%, 6/30/21)	22,008	22,000
10/16/20 due 1/19/21 (Collateralized by U.S. Treasury Obligations valued at $22,440,176, 2.63% - 6.00%, 11/15/23 - 2/15/26)	22,009	22,000
0.16%, dated:
8/19/20 due 11/19/20 (Collateralized by U.S. Treasury Obligations valued at $42,840,642, 1.63% - 6.00%, 11/15/23 - 8/15/26)	42,017	42,000
8/21/20 due 11/23/20 (Collateralized by U.S. Treasury Obligations valued at $22,439,905, 1.50% - 6.00%, 11/15/23 - 9/30/26)	22,009	22,000
9/15/20 due 12/15/20 (Collateralized by U.S. Treasury Obligations valued at $4,080,816, 2.00% - 6.00%, 11/30/22 - 2/15/26)	4,002	4,000
Mizuho Bank, Ltd. at 0.09%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $46,929,353, 2.38%, 5/15/29)	46,000	46,000
MUFG Securities EMEA PLC at:
0.09%, dated:
10/29/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $121,371,910, 2.50%, 2/15/22)	119,004	119,000
10/30/20 due:
11/2/20 (Collateralized by U.S. Treasury Obligations valued at $191,724,838, 1.63% - 2.88%, 2/15/26 - 8/15/28)	188,001	188,000
11/6/20 (Collateralized by U.S. Treasury Obligations valued at $60,174,026, 2.00% - 3.13%, 4/30/24 - 5/15/48)	59,002	59,000
0.1%, dated:
10/16/20 due 11/3/20 (Collateralized by U.S. Treasury Obligations valued at $75,468,508, 0.25% - 6.63%, 4/15/23 - 5/15/46)	74,004	74,000
10/21/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $78,518,197, 2.50% - 2.88%, 5/15/28 - 5/15/46)	77,004	77,000
10/26/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $55,066,430, 1.50% - 2.50%, 10/31/21 - 5/15/46)	54,002	54,000
10/28/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $53,041,363, 1.63% - 3.13%, 5/15/26 - 5/15/48)	52,001	52,000
10/29/20 due 11/5/20 (Collateralized by U.S. Treasury Obligations valued at $78,518,722, 0.25% - 2.50%, 5/31/25 - 5/15/46)	77,001	77,000
Natixis SA at 0.1%, dated:
10/5/20 due 11/5/20 (Collateralized by U.S. Treasury Obligations valued at $36,723,351, 0.25% - 6.25%, 10/31/21 - 8/15/50)	36,003	36,000
10/6/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $33,735,732, 0.00% - 6.38%, 5/20/21 - 8/15/50)	33,003	33,000
10/19/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $47,006,835, 0.25% - 8.00%, 5/15/21 - 8/15/50)	46,004	46,000
10/20/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $44,881,628, 0.25% - 4.25%, 8/15/24 - 8/15/50)	44,004	44,000
10/21/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $29,581,024, 0.25% - 6.25%, 10/31/21 - 8/15/50)	29,003	29,000
Norinchukin Bank at:
0.15%, dated:
8/24/20 due 11/24/20 (Collateralized by U.S. Treasury Obligations valued at $22,446,296, 1.50% - 2.38%, 8/15/26 - 5/15/27)	22,008	22,000
8/25/20 due 11/20/20 (Collateralized by U.S. Treasury Obligations valued at $32,649,027, 1.50% - 2.38%, 8/15/26 - 5/15/27)	32,012	32,000
8/26/20 due 11/13/20 (Collateralized by U.S. Treasury Obligations valued at $22,446,083, 1.50% - 2.38%, 8/15/26 - 5/15/27)	22,007	22,000
9/1/20 due 12/3/20 (Collateralized by U.S. Treasury Obligations valued at $11,222,833, 1.50% - 2.38%, 8/15/26 - 5/15/27)	11,004	11,000
10/6/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $33,663,384, 2.38%, 5/15/27)	33,013	33,000
10/7/20 due 1/8/21 (Collateralized by U.S. Treasury Obligations valued at $16,321,632, 2.00%, 11/15/26)	16,006	16,000
10/13/20 due 1/13/21 (Collateralized by U.S. Treasury Obligations valued at $22,441,623, 1.50% - 2.38%, 8/15/26 - 5/15/27)	22,008	22,000
0.16%, dated:
8/18/20 due 11/18/20 (Collateralized by U.S. Treasury Obligations valued at $22,447,353, 2.00%, 11/15/26)	22,009	22,000
8/19/20 due 11/19/20 (Collateralized by U.S. Treasury Obligations valued at $18,365,956, 2.00%, 11/15/26)	18,007	18,000
RBC Financial Group at 0.1%, dated 10/21/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $44,881,523, 0.25% - 2.38%, 2/28/21 - 8/15/40)	44,004	44,000
Societe Generale at:
0.09%, dated:
10/27/20 due 11/3/20 (Collateralized by U.S. Treasury Obligations valued at $89,918,205, 0.00% - 2.88%, 11/19/20 - 2/15/45)	88,002	88,000
10/29/20 due 11/5/20 (Collateralized by U.S. Treasury Obligations valued at $45,038,037, 0.00% - 5.38%, 11/19/20 - 2/15/50)	44,001	44,000
0.12%, dated:
10/7/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $45,210,618, 0.00% - 7.88%, 11/15/20 - 11/15/49)	44,004	44,000
10/9/20 due 12/10/20 (Collateralized by U.S. Treasury Obligations valued at $45,173,583, 0.00% - 5.38%, 11/15/20 - 2/15/49)	44,009	44,000
Sumitomo Mitsui Trust Bank Ltd. at 0.16%, dated 11/4/20 due 11/6/20(c)	19,001	19,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $5,029,408)		5,029,408
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $28,621,266)		28,621,266
NET OTHER ASSETS (LIABILITIES) - 0.4%		121,941
NET ASSETS - 100%		$28,743,207

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$81,396,000 due 11/02/20 at 0.08%
Mitsubishi Ufj Secs Hldgs Ltd	$81,396
$81,396
$50,012,000 due 11/02/20 at 0.08%
Mitsubishi Ufj Secs Hldgs Ltd	37,131
Sumitomo Mitsu Bk Corp NY (DI)	12,881
$50,012

See accompanying notes which are an integral part of the financial statements.

Fidelity® Treasury Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2020
Assets
Investment in securities, at value (including repurchase agreements of $5,029,408) — See accompanying schedule: Unaffiliated issuers (cost $28,621,266)		$28,621,266
Cash		1
Receivable for investments sold		708,139
Receivable for fund shares sold		327,542
Interest receivable		10,434
Prepaid expenses		43
Total assets		29,667,425
Liabilities
Payable for investments purchased	$755,054
Payable for fund shares redeemed	165,756
Distributions payable	70
Accrued management fee	2,166
Other affiliated payables	1,028
Other payables and accrued expenses	144
Total liabilities		924,218
Net Assets		$28,743,207
Net Assets consist of:
Paid in capital		$28,743,105
Total accumulated earnings (loss)		102
Net Assets		$28,743,207
Net Asset Value and Maximum Offering Price
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($1,319,542 ÷ 1,319,003 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($2,194,000 ÷ 2,193,632 shares)		$1.00
Advisor C Class:
Net Asset Value and offering price per share ($118,975 ÷ 118,959 shares)(a)		$1.00
Fidelity Treasury Money Market Fund:
Net Asset Value, offering price and redemption price per share ($25,110,690 ÷ 25,110,234 shares)		$1.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2020
Investment Income
Interest		$163,850
Expenses
Management fee	$62,795
Transfer agent fees	40,346
Distribution and service plan fees	14,764
Accounting fees and expenses	1,391
Custodian fees and expenses	221
Independent trustees' fees and expenses	78
Registration fees	2,478
Audit	45
Legal	30
Miscellaneous	69
Total expenses before reductions	122,217
Expense reductions	(43,966)
Total expenses after reductions		78,251
Net investment income (loss)		85,599
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		66
Total net realized gain (loss)		66
Net increase in net assets resulting from operations		$85,665

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2020	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$85,599	$304,891
Net realized gain (loss)	66	29
Net increase in net assets resulting from operations	85,665	304,920
Distributions to shareholders	(85,597)	(304,873)
Share transactions - net increase (decrease)	10,338,769	3,996,229
Total increase (decrease) in net assets	10,338,837	3,996,276
Net Assets
Beginning of period	18,404,370	14,408,094
End of period	$28,743,207	$18,404,370

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Treasury Money Market Fund Capital Reserves Class

Years ended October 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.014	.007	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.003	.014	.007	–A	–A
Distributions from net investment income	(.003)	(.014)	(.007)	–A	–A
Total distributions	(.003)	(.014)	(.007)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.27%	1.41%	.75%	.05%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.97%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.49%	.94%	.95%	.75%	.33%
Expenses net of all reductions	.49%	.94%	.95%	.75%	.33%
Net investment income (loss)	.17%	1.40%	.76%	.04%	.02%
Supplemental Data
Net assets, end of period (in millions)	$1,320	$1,407	$1,201	$1,170	$1,256

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Daily Money Class

Years ended October 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.017	.010	.002	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.004	.017	.010	.002	–A
Distributions from net investment income	(.004)	(.017)	(.010)	(.002)	–A
Total distributions	(.004)	(.017)	(.010)	(.002)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.36%	1.66%	1.00%	.17%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.40%	.69%	.70%	.62%	.33%
Expenses net of all reductions	.40%	.69%	.70%	.62%	.33%
Net investment income (loss)	.25%	1.65%	1.01%	.17%	.02%
Supplemental Data
Net assets, end of period (in millions)	$2,194	$1,934	$1,889	$2,534	$3,837

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Advisor C Class

Years ended October 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.009	.003	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	.009	.003	–A	–A
Distributions from net investment income	(.001)	(.009)	(.003)	–A	–A
Total distributions	(.001)	(.009)	(.003)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.09%	.91%	.31%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	1.47%	1.47%	1.47%	1.47%	1.47%
Expenses net of fee waivers, if any	.57%	1.44%	1.39%	.76%	.33%
Expenses net of all reductions	.57%	1.43%	1.39%	.76%	.33%
Net investment income (loss)	.08%	.90%	.32%	.03%	.02%
Supplemental Data
Net assets, end of period (in millions)	$119	$72	$97	$101	$136

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund

Years ended October 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.019	.013	.004	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.005	.019	.013	.004	–A
Distributions from net investment income	(.005)	(.019)	(.013)	(.004)	–A
Total distributions	(.005)	(.019)	(.013)	(.004)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.47%	1.95%	1.29%	.38%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.29%	.41%	.42%	.42%	.35%
Expenses net of all reductions	.29%	.41%	.42%	.42%	.35%
Net investment income (loss)	.36%	1.93%	1.29%	.37%	-%
Supplemental Data
Net assets, end of period (in millions)	$25,111	$14,992	$11,221	$8,992	$8,408

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/20
1 - 7	69.6
8 - 30	2.9
31 - 60	5.9
61 - 90	5.5
91 - 180	7.4
> 180	8.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2020
Variable Rate Demand Notes (VRDNs)	14.3%
Tender Option Bond	51.3%
Other Municipal Security	29.5%
Investment Companies	4.7%
Net Other Assets (Liabilities)	0.2%

Current 7-Day Yields

10/30/20
Capital Reserves Class	0.01%
Daily Money Class	0.01%
Fidelity® Tax-Exempt Money Market Fund	0.01%
Premium Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2020, the most recent period shown in the table, would have been (0.70)% for Capital Reserves Class, (0.46)% for Daily Money Class, (0.21)% for Fidelity Tax-Exempt Money Market Fund and (0.11)% for Premium Class.

Fidelity® Tax-Exempt Money Market Fund

Schedule of Investments October 31, 2020

Showing Percentage of Net Assets

Variable Rate Demand Note - 14.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.14% 11/6/20, LOC Bayerische Landesbank, VRDN (a)	$6,700	$6,700
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 0.2% 11/6/20, VRDN (a)	10,400	10,400
Series 2009, 0.16% 11/2/20, VRDN (a)	4,900	4,900
West Jefferson Indl. Dev. Series 2008, 0.2% 11/6/20, VRDN (a)	7,900	7,900
		29,900
Alaska - 1.8%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.14% 11/6/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	22,600	22,600
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.17% 11/6/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	26,100	26,100
Series 1994 C, 0.14% 11/6/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	6,300	6,300
		55,000
Arizona - 0.5%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.2% 11/6/20, VRDN (a)	14,425	14,425
Connecticut - 0.6%
Connecticut Gen. Oblig. Series 2016 C, 0.21% 11/6/20 (Liquidity Facility Bank of America NA), VRDN (a)	17,765	17,765
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.26% 11/6/20, VRDN (a)	2,300	2,300
Series 1999 A, 0.24% 11/6/20, VRDN (a)	3,500	3,500
		5,800
Florida - 0.1%
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 1997, 0.16% 11/2/20, VRDN (a)	4,300	4,300
Georgia - 1.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 0.15% 11/2/20, VRDN (a)	17,680	17,680
Effingham County Indl. Dev. Auth. Poll Cont. Series 2003, 0.21% 11/2/20, VRDN (a)	10,370	10,370
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 0.18% 11/2/20, VRDN (a)	4,800	4,800
Series 2008, 0.18% 11/2/20, VRDN (a)	14,400	14,400
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 0.16% 11/2/20, VRDN (a)	1,000	1,000
		48,250
Indiana - 1.9%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.17% 11/6/20 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	22,690	22,690
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.17% 11/6/20, LOC Mizuho Bank Ltd., VRDN (a)	13,570	13,570
Series 2005, 0.22% 11/6/20, LOC Rabobank Nederland New York Branch, VRDN (a)	11,000	11,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.22% 11/6/20, VRDN (a)	8,400	8,400
		55,660
Iowa - 1.6%
Iowa Fin. Auth. Econ. Dev. Rev. Series 2011 A, 0.15% 11/6/20, VRDN (a)	21,500	21,500
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.17% 11/6/20 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	5,145	5,145
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.16% 11/6/20, VRDN (a)	19,700	19,700
		46,345
Kansas - 0.7%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.24% 11/6/20, VRDN (a)	4,500	4,500
Series 2007 B, 0.24% 11/6/20, VRDN (a)	2,100	2,100
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 0.21% 11/6/20, VRDN (a)	8,800	8,800
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.21% 11/6/20, VRDN (a)	900	900
(Western Resources, Inc. Proj.) Series 1994, 0.21% 11/6/20, VRDN (a)	3,600	3,600
		19,900
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.21% 11/6/20, VRDN (a)	8,700	8,700
Michigan - 0.1%
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.16% 11/6/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,700	3,700
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 1997 1, 0.17% 11/30/20, VRDN (a)(b)	3,000	3,000
North Carolina - 0.4%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.18% 11/6/20, LOC Rabobank Nederland New York Branch, VRDN (a)	12,775	12,775
Ohio - 0.8%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.17% 11/6/20, VRDN (a)	10,300	10,300
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.16% 11/6/20, LOC Northern Trust Co., VRDN (a)	9,835	9,835
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.17% 11/6/20, LOC RBS Citizens NA, VRDN (a)	2,865	2,865
		23,000
Pennsylvania - 0.6%
Chester County Health & Ed. Auth. Rev. Series 2009, 0.18% 11/6/20, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,560	5,560
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.16% 11/2/20, VRDN (a)	10,500	10,500
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) Series 2007, 0.18% 11/6/20, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,520	2,520
		18,580
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 0.18% 11/6/20, LOC Truist Bank, VRDN (a)	800	800
Texas - 1.3%
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.17% 11/6/20 (Total SA Guaranteed), VRDN (a)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 0.17% 11/6/20 (Total SA Guaranteed), VRDN (a)	6,000	6,000
Series 2012, 0.17% 11/6/20 (Total SA Guaranteed), VRDN (a)	7,400	7,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.17% 11/6/20 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.17% 11/6/20 (Total SA Guaranteed), VRDN (a)	11,700	11,700
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 0.15% 11/6/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	3,700	3,700
Series 2014 A, 0.15% 11/6/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,900	2,900
		38,900
Washington - 0.1%
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.18% 11/6/20, LOC Bank of America NA, VRDN (a)	3,485	3,485
Wyoming - 0.6%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 0.19% 11/6/20, VRDN (a)	6,200	6,200
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.19% 11/6/20, VRDN (a)	10,630	10,630
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 0.19% 11/6/20, VRDN (a)	1,500	1,500
		18,330
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $428,615)		428,615

Tender Option Bond - 51.3%
Alabama - 0.1%
Homewood Participating VRDN Series Floaters G 37, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,000	1,000
Huntsville Health Care Auth. Participating VRDN Series XG 03 01, 0.18% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,100	1,100
		2,100
Alaska - 0.2%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 0.15% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,120	6,120
Arizona - 1.0%
Arizona Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 20 46, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,065	3,065
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series 20 XF 09 90, 0.17% 11/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,400	1,400
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	13,855	13,855
Maricopa County Rev. Participating VRDN:
Series Floaters YX 10 32, 0.15% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,545	2,545
Series XL 01 52, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,400	2,400
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,900	5,900
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,015	2,015
		31,180
California - 1.2%
California Gen. Oblig. Participating VRDN Series Spears DB 80 17, 0.29% 11/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	890	890
Dignity Health Participating VRDN:
Series 17 04, 0.24% 12/11/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400	400
Series DBE 80 11, 0.34% 11/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	26,900	26,900
Univ. of California Revs. Participating VRDN Series Spears DB 80 20, 0.29% 11/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	6,480	6,480
		34,670
Colorado - 5.0%
Boulder, Larimer & Weld Counties St. Vrain Valley School District # RE-1J Participating VRDN Series Floaters G 57, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,100	1,100
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,005	3,005
Colorado Health Facilities Auth. Participating VRDN:
Series XF 08 05, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,500	9,500
Series XG 02 51, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,490	3,490
Series XM 08 29, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,195	2,195
Series XM 08 38, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,845	1,845
Series XM 08 41, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,880	4,880
Series ZF 08 09, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,200	1,200
Series ZF 08 10:
0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	750	750
0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,000	1,000
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 10 25, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,600	6,600
Series MIZ 90 22, 0.27% 11/6/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	1,300	1,300
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.27% 11/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,000	2,000
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Participating VRDN Series Floaters XF 07 25, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,250	5,250
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series E 143, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	38,320	38,320
Series MS 3316, 0.15% 11/6/20 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	14,030	14,030
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 0.14% 11/6/20 (Liquidity Facility Citibank NA) (a)(c)(d)	29,600	29,600
CommonSpirit Health Participating VRDN:
Series Floaters XF 10 01, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,560	1,560
Series Floaters XF 10 03, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,250	5,250
Univ. of Colorado Enterprise Sys. Rev.:
Participating VRDN Series Floaters XM 03 85, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,400	9,400
Participating VRDN Series Putters 15 XM0007, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,725	5,725
Weld County School District No. 4 Participating VRDN Series RBC G 58, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,700	1,700
		149,700
Connecticut - 1.8%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 0.27% 12/11/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,850	7,850
Series Floaters 016, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	14,700	14,700
Series Floaters G3, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,200	2,200
Series XM 07 62, 0.2% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,795	1,795
Series XM 08 57, 0.2% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,900	2,900
Series XM 08 58, 0.2% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500	2,500
Connecticut Hsg. Fin. Auth. Participating VRDN Series Floaters ZF 06 54, 0.15% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,750	3,750
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.3%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	3,000	3,000
Participating VRDN:
Series Floaters YX 10 77, 0.2% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,000	11,000
Series ROC II R 14073, 0.2% 11/6/20 (Liquidity Facility Citibank NA) (a)(c)(d)	1,000	1,000
Series XM 08 67, 0.2% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,400	1,400
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 0.2% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,530	1,530
		53,625
District Of Columbia - 1.2%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.27% 11/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,850	2,850
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters G73, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,815	2,815
Series MS 4301, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,200	3,200
Series Solar 0035, 0.17% 11/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	970	970
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,000	2,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 0.17% 11/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	7,070	7,070
Series XF 08 55, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,140	2,140
Series XF 09 76, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	11,226	11,226
Series XG 02 67, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,860	3,860
		36,131
Florida - 2.0%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,580	5,580
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,000	2,000
Series XG 02 81, 0.2% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,130	1,130
Florida Gen. Oblig. Participating VRDN:
Series Floaters XF 06 80, 0.17% 11/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,775	1,775
Series Solar 042, 0.15% 11/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,135	3,135
Series Solar 2017 37, 0.15% 11/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	980	980
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.42% 12/11/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	10,370	10,370
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	7,545	7,545
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 0.17% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,400	1,400
Miami-Dade County Expressway Auth. Participating VRDN:
Series Floaters XG 02 52, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,600	2,600
Series XG 00 99, 0.22% 11/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,000	4,000
Miami-Dade County Gen. Oblig. Participating VRDN Series Floaters XM 07 09, 0.17% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,920	1,920
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series XX 11 09, 0.15% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,375	4,375
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.22% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,700	1,700
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,600	2,600
Pittsburg WTSW Participating VRDN Series XM 00 06, 0.18% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,500	3,500
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 0.22% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100	100
Series XM 08 68, 0.22% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	400	400
St. Petersburg Pub. Util. Rev. Bonds Series 00 16, 0.19%, tender 11/5/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,510	2,510
Tampa Health Sys. Rev. Participating VRDN Series Floaters ZF 26 96, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,565	2,565
		60,185
Georgia - 2.3%
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,590	3,590
Series XM 07 51, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	9,000	9,000
Series XM 08 25, 0.15% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,750	3,750
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 0.19% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,700	4,700
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 0.22% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,600	6,600
Fayette County Hosp. Auth. Rev. Participating VRDN:
Series Floaters XF 06 44, 0.22% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,200	5,200
Series XM 08 92, 0.22% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,300	1,300
Gainesville & Hall County Hosp. Auth. Rev. Participating VRDN Series XG 02 85, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,000	6,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 0.2% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,605	1,605
Series XF 08 30, 0.17% 11/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	6,000	6,000
Series XF 28 47, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	700	700
Series XG 02 56, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,000	5,000
Series XG 02 57, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,140	1,140
Series XL 01 18, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,785	6,785
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 0.19% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,600	1,600
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,100	5,100
		68,070
Hawaii - 0.5%
Eclipse Fdg. Trust Various States Bonds Series 2019, 0.19%, tender 11/5/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,885	4,885
Hawaii Gen. Oblig. Participating VRDN Series Solar 17 0031, 0.17% 11/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,850	1,850
Honolulu City & County Gen. Oblig. Participating VRDN Series Floaters XM 07 18, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,590	3,590
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,530	4,530
		14,855
Illinois - 4.0%
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,500	4,500
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 36, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,295	2,295
Series Spears DBE 80 22, 0.32% 11/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	5,330	5,330
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,700	9,700
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	700	700
Illinois Fin. Auth. Participating VRDN Series XF 09 80, 0.16% 11/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,615	3,615
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,900	3,900
Series 15 XM0050, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,700	4,700
Series Floaters 017, 0.27% 12/11/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,055	10,055
Series XF 07 11, 0.17% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,900	9,900
Series XF 23 38, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,100	6,100
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,900	1,900
Series Floaters XF 10 13, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,315	5,315
Series Floaters XF 10 43, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,500	1,500
Series Floaters XL 00 54, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	12,675	12,675
Series Floaters XX 10 81, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,800	3,800
Series Floaters YX 10 72, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,795	7,795
Series Floaters YX 10 86, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	745	745
Series XF 10 10, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,800	3,800
Series XF 28 41, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,450	1,450
Series XM 07 59, 0.31% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,665	3,665
Series XX 11 41, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	800	800
Series YX 11 51, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,570	4,570
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 ZM0118, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,335	3,335
Series 15 ZM0120, 0.33% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,100	3,100
Series Floaters XF 27 67, 0.24% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,800	4,800
		120,045
Indiana - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.27% 11/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,900	4,900
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 27, 0.27% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,600	1,600
Kansas - 0.5%
Johnson County Unified School District #512 Participating VRDN Series Floaters G 90, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,750	4,750
Leavenworth County Unified School District No. 464 Participating VRDN Series XF 08 35, 0.17% 11/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,600	1,600
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN:
Series Floaters XF 25 43, 0.15% 11/6/20 (Liquidity Facility Citibank NA) (a)(c)(d)	3,900	3,900
Series XF 10 51, 0.15% 11/6/20 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	4,100	4,100
		14,350
Kentucky - 0.4%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.27% 11/6/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	1,100	1,100
Kentucky Bd Dev. Corp. Indl. Bldg. Participating VRDN Series XX 11 24, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,005	1,005
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series XM 08 39, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,270	2,270
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,300	4,300
Kentucky Econ. Dev. Fin. Auth. Rev. Participating VRDN Series XF 09 64, 0.16% 11/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,900	1,900
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.32%, tender (a)(b)(c)(d)	700	700
		11,275
Louisiana - 1.5%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.16% 11/6/20 (Liquidity Facility Citibank NA) (a)(c)(d)	43,065	43,065
Louisiana Pub. Facilities Auth. Lease Participating VRDN Series XG 02 49, 0.18% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,875	1,875
New Orleans Wtr. Participating VRDN Series XM 07 35, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,500	1,500
		46,440
Maryland - 0.4%
Baltimore County Gen. Oblig. Participating VRDN Series Floaters XF 06 82, 0.17% 11/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,470	3,470
Baltimore Proj. Rev.:
Bonds Series Floaters G 28, 0.32%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	700	700
Participating VRDN Series ZF 09 41, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,400	1,400
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series Floaters XG 01 77, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,850	1,850
Series XF 10 21, 0.27% 11/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	6,000	6,000
		13,420
Massachusetts - 1.8%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, 0.3%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	42,935	42,935
Series Clipper 09 69, 0.3%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	8,904	8,904
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.3%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,300	1,300
		53,139
Michigan - 1.3%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,200	7,200
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters ZF 26 40, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,065	3,065
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.17% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,100	2,100
Series 16 XM0223, 0.15% 11/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,300	1,300
Series Floaters XG 01 58, 0.15% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,175	2,175
Series Floaters ZF 28 25, 0.2% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	700	700
Series XM 04 72, 0.15% 11/6/20 (Liquidity Facility Citibank NA) (a)(c)(d)	3,750	3,750
Series XM 07 48, 0.22% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,200	2,200
Series XX 1043, 0.15% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	15,330	15,330
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.22% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,200	1,200
		39,020
Minnesota - 0.1%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,605	2,605
Mississippi - 0.3%
Mississippi Gen. Oblig. Participating VRDN:
Series Floaters G67, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,750	1,750
Series ROC II-R 11987, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,000	8,000
		9,750
Missouri - 3.4%
Missouri Health & Edl. Facilities Participating VRDN Series Floaters XF 10 15, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,000	9,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series E-94, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	11,900	11,900
Series Floaters XG 01 57, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,620	10,620
Series XF 09 95, 0.16% 11/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,300	2,300
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 0.19% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	11,600	11,600
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,600	1,600
Series Floaters XG 01 84, 0.17% 11/6/20 (Liquidity Facility Citibank NA) (a)(c)(d)	1,100	1,100
Missouri Health and Edl. Facilities Rev. Participating VRDN:
Series Floaters 14, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	14,410	14,410
Series Floaters 17 010, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	33,920	33,920
Series Floaters C17, 0.17% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,560	3,560
Series XG 03 00, 0.16% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,200	2,200
		102,210
Nebraska - 0.1%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 01 85, 0.19% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,300	3,300
Nevada - 1.1%
Clark County Fuel Tax Participating VRDN:
Series Floaters ZF 27 33, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,300	9,300
Series Floaters ZM 06 33, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,100	4,100
Series Floaters ZM 06 39, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,400	1,400
Series XM 06 38, 0.15% 11/6/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,635	1,635
Las Vegas Convention & Visitors Auth. Participating VRDN:
Series XF 28 06, 0.37% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,800	2,800
Series XM 08 66, 0.16% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,400	5,400
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.17% 11/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	7,190	7,190
		31,825
New Jersey - 0.7%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.29%, tender 12/15/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	3,700	3,700
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 0.15% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,400	3,400
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters 012, 0.27% 12/11/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,105	6,105
Series XG 02 60, 0.16% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,010	5,010
Series XG 02 61, 0.16% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,800	2,800
		21,015
New York - 2.8%
New York City Gen. Oblig. Participating VRDN:
Series 2020 003, 0.52% 12/11/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	700	700
Series E 133, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	22,700	22,700
Series XF 07 98, 0.15% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	9,340	9,340
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 002, 0.27% 12/11/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	6,375	6,375
Series ROC II R 11994, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,000	4,000
Series XF 29 12, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	30,000	30,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series MS 3275, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,500	3,500
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 0.17% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,900	3,900
Series XF 28 78, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,800	2,800
		83,315
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey Participating VRDN:
Series Floaters XF 26 00, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,300	1,300
Series Floaters XM 05 05, 0.15% 11/6/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	10,551	10,551
Series Floaters ZM 04 10, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,300	1,300
		13,151
North Carolina - 1.2%
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 0.15% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,790	6,790
Charlotte Int'l. Arpt. Rev. Participating VRDN Series Floaters XG 02 07, 0.15% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,900	1,900
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 15 XF2165, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,600	6,600
North Carolina Gen. Oblig. Bonds Series 008, 0.19%, tender 11/5/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,160	3,160
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series Floaters ZM 05 63, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,075	3,075
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,400	7,400
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,735	2,735
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series XF 08 85, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,240	1,240
Series XF 28 81, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,200	2,200
		35,100
Ohio - 1.4%
Allen County Hosp. Facilities Rev. Participating VRDN:
Series Floaters E 134, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,730	4,730
Series Floaters XF 25 16, 0.22% 11/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,300	1,300
Berea Ohio City School District Participating VRDN Series RBC G 54, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,600	1,600
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.24% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	600	600
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	7,900	7,900
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.27% 12/11/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,765	2,765
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 132, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	10,700	10,700
Series XX 11 33, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,425	3,425
Ohio Hosp. Rev. Participating VRDN:
Series 002, 0.27% 12/11/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,195	2,195
Series XF 09 67, 0.15% 11/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,940	3,940
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.32%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	700	700
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 0.15% 11/6/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,400	1,400
		41,255
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series E 140, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,125	6,125
Series Floaters XG 02 10, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,200	3,200
Series Floaters XX 10 96, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,400	8,400
		17,725
Oregon - 0.3%
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.15% 11/6/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,400	3,400
Salem Hosp. Facility Auth. Rev. Participating VRDN:
Series XM 08 13, 0.18% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,500	1,500
Series ZF 09 42, 0.27% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,735	1,735
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,700	1,700
		8,335
Pennsylvania - 2.4%
Allegheny County Participating VRDN Series Floaters XM 06 63, 0.17% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,400	1,400
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series Floaters E72, 0.29%, tender (a)(b)(c)(d)	29,885	29,885
Participating VRDN Series Floaters XX 10 94, 0.15% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,260	5,260
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters YX 10 49, 0.2% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,395	1,395
Series XM 08 87, 0.22% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	700	700
Series ZF 28 11, 0.2% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,380	9,380
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN:
Series ZF 08 33, 0.16% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,670	5,670
Series ZF 08 34, 0.16% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,300	2,300
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters ZF 06 71, 0.15% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.29%, tender 3/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,300	1,300
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series DBE 8032, 0.37% 11/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,800	1,800
Series Floaters E 101, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
Philadelphia Auth. for Indl. Dev. Participating VRDN:
Series Putters 14 XM0005, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	800	800
Series XG 02 53, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,200	1,200
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,900	2,900
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series XF 10 58, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,500	2,500
		71,290
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 0.15% 11/6/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,500	1,500
South Carolina - 1.8%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 0.17% 11/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,260	3,260
Lancaster County School District Participating VRDN Series Solar 17 21, 0.17% 11/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,340	1,340
Lexington County School District #1 Bonds Series Solar 13, 0.19%, tender 11/5/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,190	1,190
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN:
Series XF 09 30, 0.27% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,720	3,720
Series XF 28 83, 0.22% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,385	1,385
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	31,580	31,580
Series Floaters XG 01 49, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,875	9,875
South Carolina Trans. Infrastructure Bank Rev.:
Bonds Series Floaters G 109, 0.32%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	700	700
Participating VRDN Series Floaters XM 06 91, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,500	1,500
		54,550
Tennessee - 0.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Participating VRDN Series XF 10 23, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,950	2,950
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,200	2,200
Series Floaters XG 01 94, 0.17% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,100	3,100
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,500	3,500
Series Floaters XL 00 62, 0.18% 11/6/20 (Liquidity Facility Citibank NA) (a)(c)(d)	1,000	1,000
Vanderbilt Hosp. Participating VRDN 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,400	2,400
		15,150
Texas - 4.6%
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 0.15% 11/6/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,400	3,400
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series YX 11 32, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,600	3,600
El Paso Independent School District Participating VRDN Series Solar 17 01, 0.17% 11/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,820	4,820
Galena Park Independent School District Bonds Series 00 15, 0.19%, tender 11/5/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,620	4,620
Harris County Gen. Oblig. Bonds Series Clipper 09 73, 0.3%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	6,300	6,300
Harris County Metropolitan Trans. Auth. Participating VRDN:
Series 16 ZM0164, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000	4,000
Series XX 10 09, 0.17% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,660	7,660
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.15% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,905	4,905
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,900	2,900
North East Texas Independent School District Participating VRDN Series G 108, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,750	4,750
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.22% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,200	1,200
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.32%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,700	1,700
Northwest Independent School District Participating VRDN Series XL 01 38, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,940	3,940
Parker County Participating VRDN Series Floaters G 38, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000	4,000
San Antonio Gen. Oblig. Participating VRDN Series Floaters ZF 25 71, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,500	3,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 021, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	22,370	22,370
Series 16 XF0410, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Series 16 XF0411, 0.17% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,725	2,725
Series 16 ZF 0282, 0.17% 11/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,350	1,350
Series XG 02 78, 0.19% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,200	1,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,000	5,000
Series Floaters XM 06 98, 0.16% 11/6/20 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	1,800	1,800
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,000	5,000
Texas Gen. Oblig. Participating VRDN Series Floaters G 65, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,050	4,050
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series Floaters XF 06 61, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,750	3,750
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 0.17% 11/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,240	2,240
Series Floaters XF 27 30, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,200	5,200
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series ZM0172, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,530	7,530
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 0.15% 11/6/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,600	2,600
Whitehouse Independent School District Participating VRDN Series Floaters G10, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,050	2,050
Williamson County Gen. Oblig. Participating VRDN Series Floaters G70, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,600	3,600
		136,760
Utah - 0.1%
Utah County Hosp. Rev. Participating VRDN Series XG 02 89, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,880	2,880
Virginia - 1.1%
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	11,600	11,600
Loudoun County Gen. Oblig. Participating VRDN Series Solar 2017 38, 0.17% 11/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,090	1,090
Lynchburg Econ. Dev. Participating VRDN:
Series 2020 10, 0.27% 12/11/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,400	7,400
Series Floaters XG 01 47, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,585	1,585
Roanoke Econ. Dev. Authority. Participating VRDN Series 20 XG 02 97, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,400	1,400
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.22% 11/6/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	4,700	4,700
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,635	2,635
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.32%, tender 2/2/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	800	800
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.27% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,255	1,255
Series ZF 09 16, 0.27% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,705	1,705
		34,170
Washington - 1.9%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series ZF 09 02, 0.17% 11/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,400	2,400
CommonSpirit Health Participating VRDN Series XF 1017, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,800	11,800
King & Snohomish Counties School District #417 Northshore Participating VRDN Series Floaters G 83, 0.15% 11/6/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,200	2,200
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,745	2,745
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 81, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,500	8,500
Series XG 02 87, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,090	2,090
Series XG 02 92, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,100	2,100
Series XX 11 26, 0.18% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,300	2,300
Washington Gen. Oblig. Participating VRDN Series XF 0294, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,000	6,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0148, 0.15% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,830	6,830
Series 2015 XF0150, 0.15% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,100	5,100
Series XX 11 06, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,940	2,940
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,400	1,400
		56,405
West Virginia - 0.0%
Morgantown Combined Util. Sys. Rev. Participating VRDN Series Floaters ZF 06 72, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,475	1,475
Wisconsin - 1.1%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 0.16% 11/6/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,160	2,160
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,320	2,320
Series Floaters XF 25 83, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,000	4,000
Series Floaters XG 00 72, 0.27% 11/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,000	3,000
Series Floaters XG 02 40, 0.16% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,860	1,860
Series Floaters ZF 26 36, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,635	3,635
Series XF 22 24, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,500	4,500
Series ZF 08 77, 0.17% 11/6/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	940	940
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500	2,500
Series Floaters 3184, 0.15% 11/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,084	4,084
Series ROC II R 14065, 0.16% 11/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,200	3,200
		32,199
TOTAL TENDER OPTION BOND
(Cost $1,536,790)		1,536,790

Other Municipal Security - 29.5%
Alabama - 0.1%
Huntsville Health Care Auth. Rev. Series 2020, 0.18% 12/4/20, CP	4,100	4,100
Arizona - 0.5%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2020, 0.17% 12/4/20, CP	6,900	6,900
Series C, 0.17% 12/3/20, CP	9,400	9,400
		16,300
California - 1.5%
California Gen. Oblig. Bonds:
Series 2017, 5% 11/1/20	15,530	15,530
Series 2020, 2% 3/1/21	6,800	6,830
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series A, 0.19% 11/3/20, LOC Bank of The West San Francisco, CP	2,900	2,900
Los Angeles County Gen. Oblig. TRAN Series A, 4% 6/30/21	20,000	20,490
		45,750
Colorado - 0.1%
Colorado Gen. Fdg. Rev. TRAN Series 2020, 4% 6/25/21	400	410
Colorado Health Facilities Auth. Rev. Bonds Series 2011 A, 5% 2/1/21 (Pre-Refunded to 2/1/21 @ 100)	2,255	2,282
		2,692
Connecticut - 0.3%
Connecticut Gen. Oblig. Bonds Series 2014 H, 5% 11/15/20	500	501
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series 2010 A, 1.8%, tender 2/9/21 (a)	1,000	1,010
Connecticut Hsg. Fin. Auth. Bonds Series E4, 0.375%, tender 11/15/21 (a)(f)	3,800	3,800
Greenwich Gen. Oblig. BAN Series 2020, 1.5% 1/14/21	2,200	2,201
		7,512
District Of Columbia - 0.1%
District of Columbia Rev. Bonds Series 2000, 0.21% tender 1/5/21, LOC JPMorgan Chase Bank, CP mode	1,400	1,400
Florida - 3.3%
Florida Local Govt. Fin. Cmnty. Series 2020:
0.17% 11/3/20, LOC JPMorgan Chase Bank, CP	1,400	1,400
0.18% 12/1/20, LOC JPMorgan Chase Bank, CP	4,400	4,400
Jacksonville Gen. Oblig. Series A, 0.16% 11/2/20, LOC Bank of America NA, CP	16,750	16,750
Miami-Dade County School District TAN Series 2020:
1.5% 2/25/21	5,400	5,421
2% 2/25/21	300	302
Palm Beach County School District TAN Series 2020, 1.5% 1/29/21	22,900	22,973
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 0.42%, tender 5/28/21 (a)(e)	4,300	4,300
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 0.37%, tender 5/28/21 (a)(e)	17,300	17,300
School District of Hillsborough TAN Series 2020, 1.5% 1/29/21	9,500	9,529
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 0.42%, tender 5/28/21 (a)(e)	16,400	16,400
		98,775
Georgia - 0.8%
Atlanta Arpt. Rev.:
Series J1, 0.23% 2/4/21, LOC Bank of America NA, CP	3,200	3,200
Series K1, 0.4% 1/6/21, LOC PNC Bank NA, CP	12,100	12,100
Cobb County Gen. Obligations TAN Series 2020, 1% 12/18/20	9,200	9,209
		24,509
Hawaii - 0.3%
Honolulu City & County Gen. Oblig. Series B1, 0.19% 1/7/21, LOC Sumitomo Mitsui Banking Corp., CP	9,900	9,900
Idaho - 0.0%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.23%, tender (a)	1,300	1,300
Illinois - 0.4%
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 2011 A, 5.75% 1/1/21 (Pre-Refunded to 1/1/21 @ 100)	1,000	1,008
Illinois Fin. Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 0.42%, tender 5/28/21 (a)(e)	10,510	10,510
		11,518
Indiana - 0.2%
Indiana Fin. Auth. Rev. Bonds Series D2, 0.18% tender 11/4/20, CP mode	5,000	5,000
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Rev. Bonds (Ochsner Clinic Foundation) Series 2011:
6.25% 5/15/21 (Pre-Refunded to 5/15/21 @ 100)	2,500	2,573
6.5% 5/15/21 (Pre-Refunded to 5/15/21 @ 100)	2,420	2,494
6.75% 5/15/21 (Pre-Refunded to 5/15/21 @ 100)	2,000	2,063
		7,130
Maryland - 1.3%
Baltimore County Gen. Oblig. BAN Series 2020, 4% 3/22/21	7,000	7,075
Maryland Gen. Oblig. Bonds Series A, 5% 3/1/21	31,755	32,132
		39,207
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992:
0.2% tender 11/5/20, CP mode	4,400	4,400
0.22% tender 11/24/20, CP mode	1,600	1,600
		6,000
Michigan - 0.5%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.37%, tender 5/28/21 (a)(e)	7,785	7,785
Michigan Bldg. Auth. Rev. Series 8, 0.25% 1/7/21, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	3,700	3,700
Michigan Fin. Auth. Rev. Bonds Series 2015 D2, SIFMA Municipal Swap Index + 0.500% 0.62%, tender 8/9/21 (a)(e)	1,100	1,100
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (a)	900	906
		13,491
Minnesota - 0.1%
Univ. of Minnesota Rev. Series A, 0.17% 12/3/20, CP	4,100	4,100
Montana - 0.1%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 1%, tender 3/1/21 (a)	700	701
(Intercap Revolving Prog.) Series 2017, 1%, tender 3/1/21 (a)	800	801
Series 2017, 1%, tender 3/1/21 (a)	175	175
		1,677
Nebraska - 0.5%
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.18% 12/9/20, CP	2,100	2,100
0.18% 1/5/21, CP	2,100	2,100
0.18% 1/7/21, CP	2,000	2,000
0.19% 12/8/20, CP	2,000	2,000
0.2% 12/4/20, CP	2,900	2,900
0.23% 3/3/21, CP	3,100	3,100
0.24% 11/4/20, CP	1,185	1,185
		15,385
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B, 0.5% tender	4,800	4,800
New Jersey - 0.8%
Bergen County Gen. Oblig. BAN Series 2019, 2% 12/11/20	2,300	2,304
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2019 C1, 3% 11/20/20	12,700	12,711
Fort Lee Gen. Oblig. BAN Series 2019 A, 2.25% 11/6/20	3,900	3,901
Monmouth County BAN Series 2019, 2% 12/29/20	5,000	5,014
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2012 II, 5% 3/1/21 (Escrowed to Maturity)	1,300	1,318
		25,248
New York - 2.5%
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 5% 3/15/21	4,600	4,671
New York State Dorm. Auth.:
Bonds Series 2018 A, 5% 3/15/21	5,085	5,166
RAN Series 2020 B, 5% 3/31/21	56,700	57,736
New York Urban Dev. Corp. Rev. Bonds Series 2016 A, 5% 3/15/21	2,000	2,025
Three Village Central School District TAN Series 2020, 2% 6/25/21	5,300	5,354
		74,952
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey:
Series 2020:
0.32% 12/2/20, CP	1,400	1,400
0.32% 12/9/20, CP	3,500	3,500
0.32% 12/16/20, CP	2,500	2,500
Series B:
0.32% 11/18/20, CP	3,200	3,200
0.32% 11/25/20, CP	3,230	3,230
		13,830
Ohio - 0.7%
Fairborn Gen. Oblig. BAN Series 2020 B, 2% 3/18/21	528	530
Franklin County Rev. Bonds Series 2013 OH, 0.23%, tender (a)	1,800	1,800
Hudson City Gen. Oblig. BAN Series 2019, 2% 12/18/20	2,300	2,302
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5:
0.19% tender 1/26/21, CP mode	2,900	2,900
0.22% tender 2/10/21, CP mode	7,145	7,145
Series B6, 0.19% tender 1/26/21, CP mode	3,200	3,200
Southwest Local School District BAN Series 2019, 2% 11/12/20 (Ohio Gen. Oblig. Guaranteed)	1,800	1,800
Village of Obetz BAN Series 2020, 1.2% 11/23/20	1,000	1,000
		20,677
Pennsylvania - 1.0%
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2011 A, 5.125% 5/1/21 (Pre-Refunded to 5/1/21 @ 100)	1,695	1,736
Pennsylvania Tpk. Commission Tpk. Rev. Bonds:
Series 2011 A, 5.5% 12/1/20 (Pre-Refunded to 12/1/20 @ 100)	1,500	1,506
Series B2, 5.35% 12/1/20 (Pre-Refunded to 12/1/20 @ 100)	3,000	3,012
Philadelphia Gen. Oblig. TRAN Series 2020 A, 4% 6/30/21	14,100	14,447
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds:
Series 2014 B1, 0.23% tender 12/4/20, CP mode	4,500	4,500
Series 2014 B2, 0.23% tender 3/2/21, CP mode	4,500	4,500
		29,701
South Carolina - 0.0%
South Carolina Pub. Svc. Auth. Rev. Series 2020 A, 0.2% 12/9/20, LOC Barclays Bank PLC, CP	800	800
Tennessee - 1.0%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B1:
0.16% 11/10/20 (Liquidity Facility JPMorgan Chase Bank), CP	10,400	10,400
0.16% 11/12/20 (Liquidity Facility JPMorgan Chase Bank), CP	6,200	6,200
0.24% 11/4/20 (Liquidity Facility JPMorgan Chase Bank), CP	6,200	6,200
0.24% 11/5/20 (Liquidity Facility JPMorgan Chase Bank), CP	5,100	5,100
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	3,200	3,200
		31,100
Texas - 11.9%
Austin Elec. Util. Sys. Rev. Series A, 0.15% 11/10/20 (Liquidity Facility JPMorgan Chase Bank), CP	25,000	25,000
Birdville Independent School District Bonds Series 2015 B, 5% 2/15/21 (Permanent School Fund of Texas Guaranteed)	1,490	1,509
Brownsville Util. Sys. Rev. Series A, 0.25% 4/29/21, LOC Bank of America NA, CP	1,500	1,500
Calhoun County Independent School District Bonds Series 2019, 5% 2/15/21 (Permanent School Fund of Texas Guaranteed)	1,410	1,428
Central Reg'l. Mobility Auth. Bonds Series 2011, 6% 1/1/21 (Pre-Refunded to 1/1/21 @ 100)	1,680	1,696
Fort Bend Independent School District Series 2020, 0.2% 1/13/21 (Liquidity Facility JPMorgan Chase Bank), CP	2,200	2,200
Garland Series 2015, 0.19% 12/3/20, LOC Citibank NA, CP	1,700	1,700
Garland Util. Sys. Rev. Series 2018, 0.19% 12/3/20, LOC Bank of America NA, CP	2,100	2,100
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 0.32%, tender 5/28/21 (a)(e)	13,200	13,200
Series 2016 B1, 0.23% tender 2/17/21, CP mode	10,600	10,600
Series 2016 B2, 0.15% tender 12/1/20, CP mode	25,000	25,000
Harris County Gen. Oblig.:
Series D2, 0.18% 12/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,500	2,500
Series E1:
0.17% 11/5/20, LOC Landesbank Hessen-Thuringen, CP	10,800	10,800
0.18% 11/5/20, LOC Landesbank Hessen-Thuringen, CP	800	800
Series E2, 0.2% 12/3/20, LOC Barclays Bank PLC, CP	1,900	1,900
Harris County Metropolitan Trans. Auth.:
Series A1:
0.2% 2/4/21 (Liquidity Facility JPMorgan Chase Bank), CP	10,600	10,600
0.23% 2/16/21 (Liquidity Facility JPMorgan Chase Bank), CP	5,300	5,300
Series B3, 0.25% 11/5/20 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,800	8,800
Houston Gen. Oblig.:
Series E1, 0.18% 12/10/20, LOC Citibank NA, CP	2,500	2,500
Series G2:
0.18% 11/24/20, LOC Barclays Bank PLC, CP	1,700	1,700
0.18% 12/3/20, LOC Barclays Bank PLC, CP	3,600	3,600
Houston Util. Sys. Rev. Series 2020, 0.18% 11/25/20, LOC PNC Bank NA, CP	1,300	1,300
Katy Independent School District Bonds Series 2020, 5% 2/15/21 (Permanent School Fund of Texas Guaranteed)	1,500	1,518
Lower Colorado River Auth. Rev.:
Series 2020, 0.19% 12/3/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
Series B:
0.2% 12/4/20, LOC State Street Bank & Trust Co., Boston, CP	595	595
0.21% 2/4/21, LOC State Street Bank & Trust Co., Boston, CP	3,400	3,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 0.42%, tender 5/28/21 (a)(e)	9,900	9,900
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 0.42%, tender 5/28/21 (a)(e)	11,600	11,600
Texas A&M Univ. Rev. Series B, 0.19% 1/6/21, CP	3,800	3,800
Texas Gen. Oblig.:
Bonds Series 2014, 5% 4/1/21	2,500	2,540
TRAN Series 2020, 4% 8/26/21	106,200	109,459
Texas Pub. Fin. Auth. Rev.:
Series 2016 B:
0.23% 1/6/21 (Liquidity Facility Texas Gen. Oblig.), CP	5,300	5,300
0.32% 11/10/20 (Liquidity Facility Texas Gen. Oblig.), CP	12,000	12,000
Series 2019 A, 0.21% 1/6/21 (Liquidity Facility Texas Gen. Oblig.), CP	1,000	1,000
Texas State Univ. Sys. Fing. Rev. Bonds Series 2011, 5% 3/15/21 (Pre-Refunded to 3/15/21 @ 100)	5,100	5,179
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2014 A, 5% 4/1/21	5,615	5,701
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.2% 2/2/21 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,600	4,600
0.2% 2/3/21 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,600	4,600
Univ. of Texas Permanent Univ. Fund Rev. Series A:
0.17% 11/5/20, CP	5,000	5,000
0.17% 12/16/20, CP	4,200	4,200
0.18% 1/11/21, CP	5,300	5,300
0.18% 2/5/21, CP	8,900	8,900
0.2% 1/22/21, CP	8,700	8,700
Upper Trinity Reg'l. Wtr. District Series 2020:
0.18% 12/7/20, LOC Bank of America NA, CP	1,700	1,700
0.2% 12/7/20, LOC Bank of America NA, CP	1,200	1,200
0.2% 12/7/20, LOC Bank of America NA, CP	1,000	1,000
		355,425
Washington - 0.2%
Washington Gen. Oblig. Bonds Series R 2020 C, 5% 1/1/21	1,500	1,510
Washington Health Care Facilities Auth. Rev. Bonds:
Series 2011 A, 5% 2/1/21 (Pre-Refunded to 2/1/21 @ 100)	2,400	2,428
Series 2012 B, 5%, tender 10/1/21 (a)	2,090	2,176
		6,114
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Bonds:
Series 2012 A, 5% 5/1/21 (Pre-Refunded to 5/1/21 @ 100)	2,725	2,788
Series B, 4.5% 5/1/21 (Pre-Refunded to 5/1/21 @ 100)	1,000	1,018
Wisconsin Health & Edl. Facilities Bonds:
Series 2016 A, 5% 11/15/20	1,410	1,412
Series 2019 A, 5% 11/15/20	1,000	1,002
		6,220
TOTAL OTHER MUNICIPAL SECURITY
(Cost $884,613)		884,613
	Shares (000s)	Value (000s)

Investment Company - 4.7%
Fidelity Tax-Free Cash Central Fund .14%(g)(h)
(Cost $142,151)	142,121	142,151
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,992,169)		2,992,169
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,748
NET ASSETS - 100%		$2,998,917

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $105,624,000 or 3.5% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, 0.29%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$29,885
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.32%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	7/12/18	$700
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.29%, tender 11/5/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$3,700
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.3%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada)	10/1/20	$3,000
Harris County Gen. Oblig. Bonds Series Clipper 09 73, 0.3%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	6/15/16 - 10/16/18	$6,300
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.32%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada)	2/6/20	$700
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.3%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	10/12/16 - 8/12/20	$42,935
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.3%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16 - 8/20/20	$8,904
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.3%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	11/26/19 - 7/1/20	$1,300
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.32%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	6/6/19 - 7/1/20	$1,700
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.32%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/20	$700
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.29%, tender 3/1/21 (Liquidity Facility Royal Bank of Canada)	6/3/20	$1,300
Port Auth. of New York & New Jersey Series 1997 1, 0.17% 11/30/20, VRDN	7/31/20	$3,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.32%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada)	10/1/20	$700
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.32%, tender 2/2/21 (Liquidity Facility Royal Bank of Canada)	8/3/20	$800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$449
Total	$449

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,850,018)	$2,850,018
Fidelity Central Funds (cost $142,151)	142,151
Total Investment in Securities (cost $2,992,169)		$2,992,169
Cash		10
Receivable for investments sold		11,900
Receivable for fund shares sold		1,218
Interest receivable		5,465
Distributions receivable from Fidelity Central Funds		24
Prepaid expenses		5
Receivable from investment adviser for expense reductions		38
Other receivables		93
Total assets		3,010,922
Liabilities
Payable for investments purchased
Regular delivery	$3,062
Delayed delivery	3,800
Payable for fund shares redeemed	4,381
Distributions payable	2
Accrued management fee	600
Other affiliated payables	23
Other payables and accrued expenses	137
Total liabilities		12,005
Net Assets		$2,998,917
Net Assets consist of:
Paid in capital		$2,998,917
Net Assets		$2,998,917
Net Asset Value and Maximum Offering Price
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($47,877 ÷ 47,807 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($61,707 ÷ 61,615 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund:
Net Asset Value, offering price and redemption price per share ($1,483,665 ÷ 1,481,465 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,405,668 ÷ 1,403,578 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2020
Investment Income
Interest		$28,180
Income from Fidelity Central Funds		448
Total income		28,628
Expenses
Management fee	$8,180
Transfer agent fees	5,032
Distribution and service plan fees	417
Accounting fees and expenses	294
Custodian fees and expenses	28
Independent trustees' fees and expenses	11
Registration fees	152
Audit	38
Legal	5
Miscellaneous	13
Total expenses before reductions	14,170
Expense reductions	(2,438)
Total expenses after reductions		11,732
Net investment income (loss)		16,896
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	623
Fidelity Central Funds	6
Capital gain distributions from Fidelity Central Funds	1
Total net realized gain (loss)		630
Net increase in net assets resulting from operations		$17,526

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2020	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,896	$45,993
Net realized gain (loss)	630	515
Net increase in net assets resulting from operations	17,526	46,508
Distributions to shareholders	(19,062)	(45,991)
Share transactions - net increase (decrease)	(540,381)	(364,498)
Total increase (decrease) in net assets	(541,917)	(363,981)
Net Assets
Beginning of period	3,540,834	3,904,815
End of period	$2,998,917	$3,540,834

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Exempt Money Market Fund Capital Reserves Class

Years ended October 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.007	.004	–A	–A
Net realized and unrealized gain (loss)	.001	–A	–A	–A	.001
Total from investment operations	.003	.007	.004	–A	.001
Distributions from net investment income	(.002)	(.007)	(.004)	–A	–A
Distributions from net realized gain	(.001)	–	–A	–	(.001)
Total distributions	(.003)	(.007)	(.004)	–A	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.30%	.68%	.44%	.01%	.10%
Ratios to Average Net AssetsC,D
Expenses before reductions	.97%	.97%	.97%	.96%	.97%
Expenses net of fee waivers, if any	.63%	.95%	.95%	.81%	.23%
Expenses net of all reductions	.63%	.95%	.95%	.81%	.23%
Net investment income (loss)	.25%	.68%	.43%	.01%	.07%
Supplemental Data
Net assets, end of period (in millions)	$48	$53	$64	$84	$116

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Daily Money Class

Years ended October 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.009	.007	.001	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	.001
Total from investment operations	.004	.009	.007	.001	.001
Distributions from net investment income	(.004)	(.009)	(.007)	(.001)	–A
Distributions from net realized gain	–A	–	–A	–A	(.001)
Total distributions	(.004)	(.009)	(.007)	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.41%	.94%	.69%	.14%	.10%
Ratios to Average Net AssetsC,D
Expenses before reductions	.72%	.72%	.72%	.71%	.72%
Expenses net of fee waivers, if any	.51%	.70%	.70%	.69%	.26%
Expenses net of all reductions	.51%	.70%	.70%	.69%	.26%
Net investment income (loss)	.36%	.94%	.68%	.13%	.04%
Supplemental Data
Net assets, end of period (in millions)	$62	$70	$85	$117	$157

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund

Years ended October 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.012	.009	.004	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.005	.012	.009	.004	.001
Distributions from net investment income	(.005)	(.012)	(.009)	(.004)	(.001)
Distributions from net realized gain	–A	–	–A	–	–A
Total distributions	(.005)	(.012)	(.009)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.53%	1.19%	.95%	.38%	.12%
Ratios to Average Net AssetsC,D
Expenses before reductions	.47%	.47%	.47%	.46%	.47%
Expenses net of fee waivers, if any	.39%	.45%	.45%	.45%	.24%
Expenses net of all reductions	.39%	.45%	.45%	.45%	.24%
Net investment income (loss)	.49%	1.18%	.93%	.37%	.05%
Supplemental Data
Net assets, end of period (in millions)	$1,484	$1,827	$2,258	$3,093	$4,552

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Premium Class

Years ended October 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.013	.011	.005	.001
Net realized and unrealized gain (loss)	–A	–A	–A	–A	.001
Total from investment operations	.006	.013	.011	.005	.002
Distributions from net investment income	(.006)	(.013)	(.011)	(.005)	(.001)
Distributions from net realized gain	(.001)	–	–A	–	(.001)
Total distributions	(.006)B	(.013)	(.011)	(.005)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.64%	1.31%	1.07%	.50%	.18%
Ratios to Average Net AssetsD,E
Expenses before reductions	.37%	.37%	.37%	.36%	.37%
Expenses net of fee waivers, if any	.31%	.33%	.33%	.33%	.22%
Expenses net of all reductions	.31%	.33%	.33%	.33%	.22%
Net investment income (loss)	.56%	1.30%	1.05%	.49%	.08%
Supplemental Data
Net assets, end of period (in millions)	$1,406	$1,591	$1,497	$947	$700

 A Amount represents less than $.0005 per share.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor Class C shares will automatically convert to Daily Money Class shares after a holding period of ten years from the initial date of purchase, with certain exceptions. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Tax-Exempt Money Market Fund	92

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Money Market fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Treasury Money Market Fund	$28,621,266	$–	$–	$–
Fidelity Tax-Exempt Money Market Fund	$2,992,169	$–	$–	$–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Treasury Money Market Fund	$–	$112	$–
Fidelity Tax-Exempt Money Market Fund	$92	$–	$–

The tax character of distributions paid was as follows:

October 31, 2020
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Fidelity Treasury Money Market Fund	$–	$85,597	$–	$–	$85,597
Fidelity Tax-Exempt Money Market Fund	16,872	518	1,672	–	19,062

October 31, 2019
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Fidelity Treasury Money Market Fund	$–	$304,873	$–	$–	$304,873
Fidelity Tax-Exempt Money Market Fund	45,991	–	–	–	45,991

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Treasury Money Market Fund
Capital Reserves Class	.25%	.25%	$8,717	$5,184
Daily Money Class	-%	.25%	5,085	3,061
Advisor C Class	.75%	.25%	962	651
			$14,764	$8,896
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.25%	.25%	$252	$225
Daily Money Class	-%	.25%	165	135
			$417	$360

During the period, the investment adviser or its affiliates waived a portion of these fees.

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market – Advisor C. In addition, FDC receives deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Treasury Money Market Fund
Daily Money Class	$15
Advisor C Class(a)	55
Fidelity Treasury Money Market Fund
Daily Money Class	$–(b)

 (a) When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annual transfer agent fee rate paid was .15% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Fidelity Treasury Money Market Fund
Capital Reserves Class	$3,486
Daily Money Class	4,068
Advisor C Class	192
Fidelity Treasury Money Market Fund	32,600
$40,346
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	$101
Daily Money Class	132
Fidelity Tax-Exempt Money Market Fund	3,287
Premium Class	1,512
$5,032

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Treasury Money Market Fund	.01
Fidelity Tax-Exempt Money Market Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2022. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Treasury Money Market Fund
Capital Reserves Class	.95%	$338
Daily Money Class	.70%	349
Advisor C Class	1.45%	15
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.95%	$8
Daily Money Class	.70%	11
Fidelity Tax-Exempt Money Market Fund	.45%	267
Premium Class	.33%	548

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Fidelity Treasury Money Market Fund
Capital Reserves Class	$8,049
Daily Money Class	6,149
Advisor C Class	847
Fidelity Treasury Money Market Fund	28,198
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	$164
Daily Money Class	124
Fidelity Tax-Exempt Money Market Fund	1,010
Premium Class	302

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Treasury Money Market Fund
Capital Reserve Class	$1	$–
Daily Money Class	2	1
Advisor C Class	–(a)	1
Fidelity Treasury Money Market Fund	16	–
Fidelity Tax-Exempt Money Market Fund
Capital Reserve Class	–(a)	–
Daily Money Class	–(a)	–
Fidelity Tax-Exempt Money Market Fund	2	–
Premium Class	2	–

 (a) In the amount of less than five hundred dollars.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2020	Year ended October 31, 2019
Fidelity Treasury Money Market Fund
Distributions to shareholders
Capital Reserves Class	$4,065	$17,974
Daily Money Class	6,628	31,335
Advisor C Class	64	768
Fidelity Treasury Money Market Fund	74,840	254,796
Total	$85,597	$304,873
Fidelity Tax-Exempt Money Market Fund
Distributions to shareholders
Capital Reserves Class	$152	$396
Daily Money Class	273	725
Fidelity Tax-Exempt Money Market Fund	9,063	24,009
Premium Class	9,574	20,861
Total	$19,062	$45,991

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2020	Year ended October 31, 2019
Fidelity Treasury Money Market Fund
Capital Reserves Class
Shares sold	12,530,211	9,293,491	$12,530,211	$9,293,491
Reinvestment of distributions	2,293	10,599	2,293	10,599
Shares redeemed	(12,619,582)	(9,098,854)	(12,619,582)	(9,098,854)
Net increase (decrease)	(87,078)	205,236	$(87,078)	$205,236
Daily Money Class
Shares sold	9,826,568	9,439,919	$9,826,568	$9,439,919
Reinvestment of distributions	4,229	18,757	4,229	18,757
Shares redeemed	(9,570,916)	(9,413,554)	(9,570,916)	(9,413,554)
Net increase (decrease)	259,881	45,122	$259,881	$45,122
Advisor C Class
Shares sold	156,464	104,794	$156,464	$104,794
Reinvestment of distributions	63	745	63	745
Shares redeemed	(109,472)	(130,192)	(109,472)	(130,192)
Net increase (decrease)	47,055	(24,653)	$47,055	$(24,653)
Fidelity Treasury Money Market Fund
Shares sold	115,387,913	74,972,334	$115,387,913	$74,972,334
Reinvestment of distributions	51,490	172,627	51,490	172,627
Shares redeemed	(105,320,492)	(71,374,437)	(105,320,492)	(71,374,437)
Net increase (decrease)	10,118,911	3,770,524	$10,118,911	$3,770,524
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class
Shares sold	2,799	4,527	$2,799	$4,527
Reinvestment of distributions	142	364	142	364
Shares redeemed	(7,890)	(16,349)	(7,890)	(16,349)
Net increase (decrease)	(4,949)	(11,458)	$(4,949)	$(11,458)
Daily Money Class
Shares sold	16,748	27,716	$16,748	$27,716
Reinvestment of distributions	242	630	242	630
Shares redeemed	(25,434)	(43,409)	(25,434)	(43,409)
Net increase (decrease)	(8,444)	(15,063)	$(8,444)	$(15,063)
Fidelity Tax-Exempt Money Market Fund
Shares sold	289,034	273,727	$289,033	$273,727
Reinvestment of distributions	8,642	22,962	8,642	22,962
Shares redeemed	(640,639)	(727,496)	(640,639)	(727,496)
Net increase (decrease)	(342,963)	(430,807)	$(342,964)	$(430,807)
Premium Class
Shares sold	1,340,269	1,257,021	$1,340,269	$1,257,021
Reinvestment of distributions	8,262	17,891	8,262	17,891
Shares redeemed	(1,532,555)	(1,182,082)	(1,532,555)	(1,182,082)
Net increase (decrease)	(184,024)	92,830	$(184,024)	$92,830

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Newbury Street Trust and the Shareholders of Fidelity Treasury Money Market Fund and Fidelity Tax-Exempt Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Treasury Money Market Fund and Fidelity Tax-Exempt Money Market Fund (constituting Fidelity Newbury Street Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 15, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.  Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® Tax-Exempt Money Market Fund, Fidelity® Treasury Money Market Fund and Premium Class and 1-877-208-0098 for Capital Reserves Class, Daily Money Class and Advisor C Class.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® Tax-Exempt Money Market Fund, Fidelity® Treasury Money Market Fund and Premium Class and 1-877-208-0098 for Capital Reserves Class, Daily Money Class and Advisor C Class.

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Treasury Money Market Fund
Capital Reserves Class	.22%
Actual		$1,000.00	$1,000.10	$1.11**
Hypothetical-C		$1,000.00	$1,024.03	$1.12**
Daily Money Class	.21%
Actual		$1,000.00	$1,000.10	$1.06**
Hypothetical-C		$1,000.00	$1,024.08	$1.07**
Advisor C Class	.21%
Actual		$1,000.00	$1,000.10	$1.06**
Hypothetical-C		$1,000.00	$1,024.08	$1.07**
Fidelity Treasury Money Market Fund	.21%
Actual		$1,000.00	$1,000.10	$1.06**
Hypothetical-C		$1,000.00	$1,024.08	$1.07**
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.33%
Actual		$1,000.00	$1,000.10	$1.66**
Hypothetical-C		$1,000.00	$1,023.48	$1.68**
Daily Money Class	.33%
Actual		$1,000.00	$1,000.10	$1.66**
Hypothetical-C		$1,000.00	$1,023.48	$1.68**
Fidelity Tax-Exempt Money Market Fund	.32%
Actual		$1,000.00	$1,000.10	$1.61**
Hypothetical-C		$1,000.00	$1,023.53	$1.63**
Premium Class	.29%
Actual		$1,000.00	$1,000.20	$1.46**
Hypothetical-C		$1,000.00	$1,023.68	$1.48**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Treasury Money Market Fund
Capital Reserves Class	.95%
Actual		$4.77
Hypothetical-(b)		$4.82
Daily Money Class	.70%
Actual		$3.51
Hypothetical-(b)		$3.56
Advisor C Class	1.45%
Actual		$7.27
Hypothetical-(b)		$7.35
Fidelity Treasury Money Market Fund	.42%
Actual		$2.11
Hypothetical-(b)		$2.14
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.95%
Actual		$4.77
Hypothetical-(b)		$4.82
Daily Money Class	.70%
Actual		$3.52
Hypothetical-(b)		$3.56
Fidelity Tax-Exempt Money Market Fund	.45%
Actual		$2.26
Hypothetical-(b)		$2.29
Premium Class	.33%
Actual		$1.66
Hypothetical-(b)		$1.68

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Tax-Exempt Money Market Fund	$333,588

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Treasury Money Market Fund	57.48%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2020 to October 31, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Treasury Money Market Fund	$43,050,667

A percentage of the dividends distributed during the fiscal year for the following fund was free from federal income tax:

Fidelity Tax-Exempt Money Market Fund	100%

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Exempt Money Market Fund
Fidelity Treasury Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Tax-Exempt Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

Fidelity Treasury Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2019. The Board also noted that, excluding waivers and 12b-1 fees, the total expense ratio of each class of the fund is below the median.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Premium Class of Fidelity Tax-Exempt Money Market Fund ranked below the competitive median for 2019, the total expense ratio of Capital Reserves Class ranked equal to the competitive median for 2019, and the total expense ratio of each of Daily Money Class and the retail class ranked above the competitive median for 2019.

The Board noted that the total expense ratio of the retail class of Fidelity Treasury Money Market Fund ranked below the competitive median for 2019 and the total expense ratio of each of Daily Money Class, Capital Reserves Class, and Advisor Class C ranked above the competitive median for 2019.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of each class noted above was above the competitive median for 2019 due to its 12b-1 fees. The Board noted that, excluding fee waivers and 12b-1 fees, the total expense ratio of each such class of each fund, as applicable, is below the median. The Board considered that the competitive data reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that current contractual arrangements for the funds oblige FMR to pay all "class-level" expenses of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: retail class of Treasury Money Market Fund: 0.42%; and Premium Class of Tax-Exempt Money Market Fund: 0.43%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the applicable class. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, and Advisor Class C of Treasury Money Market Fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.70%, 0.95%, and 1.45% through February 28, 2021. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, Premium Class, and the retail class of Tax-Exempt Money Market Fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.70%, 0.95%, 0.33%, and 0.45% through February 28, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

DMFI-ANN-1220
1.538749.123

Item 2.

Code of Ethics

As of the end of the period, October 31, 2020, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Tax-Exempt Money Market Fund and Fidelity Treasury Money Market Fund (the “Fund(s)”):

Services Billed by PwC

October 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$31,300	$2,600	$1,900	$1,400
Fidelity Treasury Money Market Fund	$36,800	$3,000	$1,900	$1,600

October 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$33,000	$2,700	$2,000	$1,500
Fidelity Treasury Money Market Fund	$39,000	$3,100	$2,000	$1,800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	October 31, 2020A	October 31, 2019A
Audit-Related Fees	$9,030,200	$7,890,000
Tax Fees	$30,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2020A	October 31, 2019A
PwC	$14,113,900	$12,555,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 18, 2020